Intangible Assets (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Amortization expenses	$ 52	$ 529	$ 79
Future Amortization Expense Year One	52
Future amortization expense year two	52
Future Amortization Expense Year Three	52
Future Amortization Expense Year Four	52
Future Amortization Expense Year Five	52
Future amortization expense After year five	316
Trademark [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with indefinite lives	1,527
Courseware [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives	2
Student Base [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives	2,630
License [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives	$ 5